Commitments and Contigencies	11 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Commitments and Contigencies

Commitments and Contingencies

Employment Agreements

Effective February 15, 2011, the Company entered into employment agreements with its President and Vice President. The employment agreements each provided for a term of five years. Pursuant to the terms of the employment agreements, each of these executive officers will receive an annual salary during the first and second years of the term of the employment agreement of $50,000, which is increased to $75,000 per year in the third year of the term, to $100,000 per year in the fourth year of the term and to $150,000 per year in the final year of the term of the agreement.  The agreement will terminate upon the death or disability of the officers.  In addition, the agreement may be terminated by either party without cause or by the Company for cause.  Upon the termination of the agreement, the officers are not entitled to any severance payments and the Company is only obligated to compensate the officer through the date of termination.  If the Company should terminate the agreement without cause, the non-compete provisions of the agreement terminate.

On November 16, 2011, the Company entered into a new five year employment agreements with its President and Vice President which superseded their prior agreements with our subsidiary, SimplePons, Inc. Under the terms of these agreements, the Company agreed to pay each of them an annual salary of $100,000 for the period commencing on the effective date and ending on December 31, 2012, and thereafter for the period commencing on January 1, 2013 and ending on December 31, 2013, a base salary at an annual rate $125,000, and thereafter for the period commencing January 1, 2014 until the end of the term of this agreement, a base salary at an annual rate of $150,000. Each executive is also entitled to an annual bonus of at the discretion of our board of directors. Each of these executive officers is also entitled to participate in all benefit programs we offer our employees. The agreements, which contain an automatic yearly renewal provision, contain customary confidentially and non-compete provisions. As additional compensation the Company granted options to both executives to purchase an aggregate of 2,000,000 shares of common stock vesting quarterly in arrears over three years (See note 6(e)). Each employee’s employment may be terminated upon his death or disability and with or without cause. In the event we should terminate his employment upon his death or disability, he is entitled to his then current base salary for a period of three months from the date of termination and all granted but unvested options are immediately vested. In the event we should terminate the agreement for cause or if he should resign, he is entitled to payment of his base salary through the date of termination. At our option, we may terminate his employment without cause, in which event he is entitled to payment of his then base salary and bonus through the date of termination together with one years’ salary payable in a lump sum at the date of termination and all granted but unvested options are immediately vested. Salary expense including payroll taxes for the period February 7, 2011(Inception) to December 31, 2011 was $82,920 and is accrued as of December 31, 2011.

On November 16, 2011, the Company entered into a new five year employment agreements with its Chief Financial Officer, which is effective November 16, 2011. Under the terms of this agreement, we agreed to pay our Chief Financial Officer an annual salary of $70,000 for the period commencing on the effective date and ending on December 31, 2012, and thereafter for the period commencing on January 1, 2013 and ending on December 31, 2013, a base salary at an annual rate $87,500, and thereafter for the period commencing January 1, 2014 until the end of the term of this agreement, a base salary at an annual rate of $109,375. He is also entitled to an annual bonus of at the discretion of our board of directors. The agreements, which contain an automatic yearly renewal provision, contain customary confidentially and non-compete provisions. As additional compensation the Company granted options to the executive to purchase an aggregate of 500,000 shares of common stock vesting quarterly in arrears over three years (See note 6(e)). Each employee’s employment may be terminated upon his death or disability and with or without cause. In the event we should terminate his employment upon his death or disability, he is entitled to his then current base salary for a period of three months from the date of termination and all granted but unvested options are immediately vested. In the event we should terminate the agreement for cause or if he should resign, he is entitled to payment of his base salary through the date of termination. At our option, we may terminate his employment without cause, in which event he is entitled to payment of his then base salary and bonus through the date of termination together with one years’ salary payable in a lump sum at the date of termination and all granted but unvested options are immediately vested. Salary expense including payroll taxes for the period February 7, 2011(Inception) to December 31, 2011 was $9,419 and is accrued as of December 31, 2011.

Lease Commitments

On November 10, 2011, the Company leased approximately 3,200 square feet of office space from an unaffiliated third party under the terms of a three year agreement from December 15, 2011 through December 14, 2014. Future minimum lease commitments due under the operating lease at December 31, 2011 are as follows:

2012:	$60,375
2013:	61,387
2014:	62,433
$184,195